QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2019
Quarterly Financial Data
Revenues		$ 1,464.5	$ 1,423.2	$ 1,397.2	$ 1,381.7	$ 1,472.9	$ 1,360.6	$ 1,284.9	$ 1,356.3	$ 5,666.6	$ 5,474.7	$ 5,013.2
Operating expenses		956.0	943.4	1,000.5	1,009.4	1,086.0	918.8	951.9	1,000.1	3,909.3	3,956.8	3,863.3
Operating income		508.5	479.8	396.7	372.3	386.9	441.8	333.0	356.2	1,757.3	1,517.9	1,149.9
Interest expense, net		144.7	136.8	133.6	127.2	126.3	115.2	110.5	103.4	542.3	455.4	370.9
Income from continuing operations before income taxes		363.8	343.0	263.1	245.1	260.6	326.6	222.5	252.8	1,215.0	1,062.5	779.0
Provision for income taxes		110.7	54.3	39.3	65.2	25.4	97.8	77.3	92.8	269.5	293.3	298.8
Income from continuing operations		253.1	288.7	223.8	179.9	235.2	228.8	145.2	160.0	945.5	769.2	480.2
(Loss) income from discontinued operations, net of taxes		31.8	7.8	(6.0)	(16.0)	36.2	4.4	(7.5)	(13.6)	17.6	19.5	37.4
Net income		$ 284.9	$ 296.5	$ 217.8	$ 163.9	$ 271.4	$ 233.2	$ 137.7	$ 146.4	$ 963.1	$ 788.7	$ 517.6
Basic income attributable to common stockholders per share:
Income from continuing operations (in dollars per share)		$ 4.69	$ 5.27	$ 4.05	$ 3.25	$ 4.26	$ 4.13	$ 2.61	$ 2.84	$ 17.24	$ 13.82	$ 6.73
(Loss) income from discontinued operations (in dollars per share)		0.59	0.14	(0.11)	(0.29)	0.65	0.08	(0.13)	(0.24)	0.32	0.35	0.64
Net income per share (in dollars per share)		5.28	5.41	3.94	2.96	4.91	4.21	2.48	2.60	17.56	14.17	7.37
Diluted income attributable to common stockholders per share:
Income from continuing operations (in dollars per share)		4.67	5.25	4.04	3.23	4.23	4.12	2.60	2.82	17.17	13.75	6.71
(Loss) income from discontinued operations (in dollars per share)		0.58	0.14	(0.11)	(0.28)	0.65	0.08	(0.13)	(0.24)	0.32	0.35	0.63
Net income per share (in dollars per share)		$ 5.25	$ 5.39	$ 3.93	$ 2.95	$ 4.88	$ 4.20	$ 2.47	$ 2.58	$ 17.49	$ 14.10	$ 7.34
Disposal Group, Including Discontinued Operation, Additional Disclosures
Mandatory debt payment amount													$ 500.0
The amount of corporate debt, used as the basis for allocating interest expense to discontinued operations	$ 1,900.0				$ 1,900.0								$ 1,900.0
Adjustment
Quarterly Financial Data
Interest expense, net	4.6
Provision for income taxes	$ (1.2)